Financial Instruments and Fair Value - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Cost and equity method investments		$ 14.9	$ 12.3	$ 9.0
Amortized Cost
Business Acquisition, Contingent Consideration [Line Items]
Long term debt		$ 2,500.0
Aratana Therapeutics, Inc.
Business Acquisition, Contingent Consideration [Line Items]
Increase in fair value of contingent consideration liabilities	$ 8.5